Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET

	As of December 31,
	2024	2025
Software	$979,391	$1,022,275
Less: accumulated amortization	(836,021)	(907,833)
Intangible assets, net	$143,370	$114,442

For the years ended December 31, 2023, 2024 and 2025, amortization expense amounted to $448,747, $49,604 and $34,254, respectively. Future estimated amortization expense of intangible assets is as follows:

2026	34,163
2027	34,157
2028	30,617
2029	12,936
Thereafter	2,569
Total	$114,442